Quarterly Holdings Report
for

Fidelity Freedom® Blend 2005 Fund

December 31, 2020

FBF-Y05-QTLY-0221
1.9892460.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	27,910	$468,056
Fidelity Series Commodity Strategy Fund (a)	126,710	581,598
Fidelity Series Large Cap Growth Index Fund (a)	19,214	300,307
Fidelity Series Large Cap Stock Fund (a)	20,172	331,823
Fidelity Series Large Cap Value Index Fund (a)	48,205	636,782
Fidelity Series Small Cap Opportunities Fund (a)	9,836	157,672
Fidelity Series Value Discovery Fund (a)	16,437	235,545
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,336,582)		2,711,783

International Equity Funds - 14.3%
Fidelity Series Canada Fund (a)	11,985	138,432
Fidelity Series Emerging Markets Fund (a)	15,874	180,015
Fidelity Series Emerging Markets Opportunities Fund (a)	64,165	1,601,549
Fidelity Series International Growth Fund (a)	20,441	363,434
Fidelity Series International Index Fund (a)	13,367	150,909
Fidelity Series International Small Cap Fund (a)	6,551	134,488
Fidelity Series International Value Fund (a)	35,791	361,132
Fidelity Series Overseas Fund (a)	29,175	361,765
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,588,639)		3,291,724

Bond Funds - 52.5%
Fidelity Series Corporate Bond Fund (a)	168,322	1,925,606
Fidelity Series Emerging Markets Debt Fund (a)	15,044	143,521
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,185	45,284
Fidelity Series Floating Rate High Income Fund (a)	3,534	32,126
Fidelity Series Government Bond Index Fund (a)	208,231	2,280,132
Fidelity Series High Income Fund (a)	17,524	165,773
Fidelity Series Inflation-Protected Bond Index Fund (a)	239,181	2,566,417
Fidelity Series Investment Grade Bond Fund (a)	213,751	2,547,914
Fidelity Series Investment Grade Securitized Fund (a)	165,989	1,736,245
Fidelity Series Long-Term Treasury Bond Index Fund (a)	57,751	529,575
Fidelity Series Real Estate Income Fund (a)	9,763	102,511
TOTAL BOND FUNDS
(Cost $11,557,113)		12,075,104

Short-Term Funds - 21.4%
Fidelity Cash Central Fund 0.11% (b)	49	49
Fidelity Series Government Money Market Fund 0.13% (a)(c)	1,967,511	1,967,511
Fidelity Series Short-Term Credit Fund (a)	66,067	676,531
Fidelity Series Treasury Bill Index Fund (a)	226,564	2,265,638
TOTAL SHORT-TERM FUNDS
(Cost $4,893,594)		4,909,729
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,375,928)		22,988,340
NET OTHER ASSETS (LIABILITIES) - 0.0%		176
NET ASSETS - 100%		$22,988,516

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$234,125	$426,819	$290,570	$151,491	$20,513	$77,169	$468,056
Fidelity Series Canada Fund	107,781	65,297	76,310	2,896	(3,409)	45,073	138,432
Fidelity Series Commodity Strategy Fund	503,406	249,797	286,263	2,457	(22,415)	137,073	581,598
Fidelity Series Corporate Bond Fund	1,078,330	998,440	308,239	54,121	1,295	155,780	1,925,606
Fidelity Series Emerging Markets Debt Fund	92,988	59,606	28,584	4,847	400	19,111	143,521
Fidelity Series Emerging Markets Debt Local Currency Fund	--	46,229	3,747	258	61	2,741	45,284
Fidelity Series Emerging Markets Fund	70,351	108,991	65,840	2,474	3,375	63,138	180,015
Fidelity Series Emerging Markets Opportunities Fund	700,881	941,050	628,139	47,131	41,387	546,370	1,601,549
Fidelity Series Floating Rate High Income Fund	20,111	14,189	5,219	934	115	2,930	32,126
Fidelity Series Government Bond Index Fund	1,666,476	1,131,401	454,858	53,472	641	(63,528)	2,280,132
Fidelity Series Government Money Market Fund 0.13%	651,371	2,387,227	1,071,087	1,803	--	--	1,967,511
Fidelity Series High Income Fund	101,928	72,326	26,095	6,055	798	16,816	165,773
Fidelity Series Inflation-Protected Bond Index Fund	1,634,575	1,174,053	363,593	33,192	271	121,111	2,566,417
Fidelity Series International Growth Fund	312,968	220,274	241,936	51,363	10,357	61,771	363,434
Fidelity Series International Index Fund	101,586	86,644	82,278	2,863	1,490	43,467	150,909
Fidelity Series International Small Cap Fund	87,392	48,582	50,854	1,125	4,849	44,519	134,488
Fidelity Series International Value Fund	295,735	174,629	228,625	10,039	10,036	109,357	361,132
Fidelity Series Investment Grade Bond Fund	1,636,524	1,271,444	408,630	130,257	(4,543)	53,119	2,547,914
Fidelity Series Investment Grade Securitized Fund	1,132,511	893,189	273,012	45,017	(1,747)	(14,696)	1,736,245
Fidelity Series Large Cap Growth Index Fund	169,793	182,893	167,814	8,858	10,633	104,802	300,307
Fidelity Series Large Cap Stock Fund	175,820	216,479	146,585	17,763	8,466	77,643	331,823
Fidelity Series Large Cap Value Index Fund	331,392	410,659	264,298	12,523	14,668	144,361	636,782
Fidelity Series Long-Term Treasury Bond Index Fund	368,589	338,557	108,921	52,771	1,930	(70,580)	529,575
Fidelity Series Overseas Fund	295,600	176,820	234,553	4,104	6,857	117,041	361,765
Fidelity Series Real Estate Income Fund	55,473	47,056	16,353	5,511	648	15,687	102,511
Fidelity Series Short-Term Credit Fund	640,769	12,382	--	12,416	--	23,380	676,531
Fidelity Series Small Cap Opportunities Fund	84,852	99,489	88,284	3,350	3,647	57,968	157,672
Fidelity Series Treasury Bill Index Fund	2,186,416	89,828	1,618	10,848	(2)	(8,986)	2,265,638
Fidelity Series Value Discovery Fund	100,501	163,019	91,044	4,786	3,946	59,123	235,545
Total	$14,838,244	$12,107,369	$6,013,349	$734,725	$114,267	$1,941,760	$22,988,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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